November 15, 2005
Jackray Corporation
Claire Coast Corporatrion
16600 WCR 18E
Loveland CO 80537
November 15, 2005


Mrs. Goldie B. Walker
Financial Analyst
Securities and Exchange Commission

Via fax 202-772-9206

Dear  Madam:

This letter will detail our proposed amendments to our recently filed Form 10SB12G. We believe these two amendments comply with the request made in your letter dated 10/26/2005. We will call you to confirm that these items comply with the Commission's requirements prior to filing our amended Form 10.

A new table with notes will be included in Part I, Item 5 to disclose managements prior experience with Blank Check Companies. The table and notes will read as attached

New text to disclose the SEC view regarding resale of certain shares will be incorporated into Risk Factors, and shall read as follows:

THE VIEW OF THE SEC REGARDING RESALE OF CERTAIN SHARES MAY RESTRICT USE OF RULE
144. On January 21, 2000 the SEC wrote to Mr. Ken Worm of the NASD to express the view that certain securities issued by a Blank Check Company must be registered prior to sale and therefore holders of certain securities issued by a Blank Check Company cannot resell in reliance upon Rule 144. We believe the "Worm Letter" may adversely effect the liquidity of shares the Company may issue in connection with a planned business combination. One or more attractive prospects may choose to forego the possibility of a business combination with the Company rather than incur the expense associated with registration of certain shares.

New text to disclose further the SEC view regarding resale of shares will be incorporated into Plan of Operation, and Equity and Related Stockholder Matters and shall read as follows:

On January 21, 2000 the SEC wrote to Mr. Ken Worm of the NASD to express the view that certain securities issued by a Blank Check Company must be registered prior to sale and therefore holders of certain securities issued by a Blank Check Company cannot resell in reliance upon Rule 144. We believe the "Worm Letter" may adversely effect the liquidity of shares the Company may issue in connection with a planned business combination. One or more attractive prospects may choose to forego the possibility of a business combination with the Company rather than incur the expense associated with registration of certain shares.

Thank you for your kind assistance in this matter,

Sincerely,

Jackray Corporation, Claire Coast Corporation


/s/ James B. Wiegand
---------------------------
James B. Wiegand, President